CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenues		$ 1,219,766,287	$ 986,052,768	$ 1,115,696,199
Net cost of sales		(575,240,137)	(620,072,661)	(651,289,136)
Gross profit		644,526,150	365,980,107	464,407,063
Administrative expenses		(47,427,682)	(44,522,329)	(39,022,685)
Selling expenses		(77,239,778)	(66,247,822)	(69,193,916)
Other operating results, net		815,391	(1,652,362)	(518,759)
Reversal of Impairment of Property, plant and equipment		39,625,359	0	0
Operating profit		560,299,440	253,557,594	355,671,703
Net financial results
Financial income		116,195,431	641,108,048	201,925,553
Financial expenses		(207,479,604)	(1,096,881,998)	(399,450,268)
Other financial results		162,251,162	420,365,449	150,542,585
(Loss) / Gain on net monetary position		(49,407,255)	(123,081,449)	25,553,954
Total net financial results		21,559,734	(158,489,950)	(21,428,176)
Share of profit / (loss) from associates		243,800	(66,198)	611,256
Net income before income tax		582,102,974	95,001,446	334,854,783
Income tax expense		(211,939,479)	(43,787,727)	(115,697,238)
Total comprehensive income for the year		370,163,495	51,213,719	219,157,545
Total comprehensive income attributable to:
Owners of the Company		370,163,706	51,212,469	219,157,465
Non-controlling interests		$ (211)	$ 1,250	$ 80
Total comprehensive income per share attributable to owners of the Company:
Weighted average number of outstanding ordinary shares (in shares)	[1]	752,761,058	752,761,058	752,761,058
Basic earnings per share (in pesos per share)		$ 491.74	$ 68.03	$ 291.14
Diluted earnings per share (in pesos per share)		$ 491.74	$ 68.03	$ 291.14

[1]	The weighted average number of shares excludes treasury shares.